Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Accumulated other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 106,786	$ 26,811	$ (15,122)	$ (78,297)	$ 40,178
Statement Line Items [Line Items]
Net loss for the period				(8,894)	(8,894)
Total other comprehensive income			593		593
Total comprehensive income (loss)			593	(8,894)	(8,301)
Employee share options, Value of services recognized		349			349
Employee share options, Proceeds on issuing shares
Deferred and restricted share units, Reclassed from provisions
Deferred and restricted share units, Value of units recognized	245	322			567
Warrants, Value of warrants issued in Bought Deal		1,079			1,079
Warrants, Proceeds on issuing shares	16				16
Warrants, Value of share issued in asset acquisition	169				169
Warrants, Value of share issued in Bought Deal	6,903				6,903
Balance at Sep. 30, 2019	114,119	28,560	(14,529)	(87,191)	40,959
Balance at Dec. 31, 2019	114,840	28,730	(13,006)	(88,372)	42,192
Statement Line Items [Line Items]
Net loss for the period				(10,010)	(10,010)
Total other comprehensive income			(5,379)		(5,379)
Total comprehensive income (loss)			(5,379)	(10,010)	(15,389)
Acquistion of Otis Gold Corp.	16,370	594			16,964
Shares issued as part of Credit Facility	180				180
Shares issued to settle payables	1,738				1,738	[1]
Employee share options, Value of services recognized		367			367
Employee share options, Proceeds on issuing shares	$ 508	$ (205)			$ 303
Deferred and restricted share units, Shares issued on exercise of RSUs and DSUs	1,626	(479)			1,147
Deferred and restricted share units, Value of units recognized		$ (18)			$ (18)
Warrants, Value of warrants issued with Convertible Debentures		1,001			1,001
Warrants, Proceeds on issuing shares	8	(2)			6
Warrants, Value of share issued in asset acquisition	246				246
Value of conversion options on Convertible Debentures		3,815			3,815
Balance at Sep. 30, 2020	$ 135,516	$ 33,803	$ (18,385)	$ (98,382)	$ 52,552

[1]	During the second and third quarters of 2020, the Company issued 670,974 common shares in settlement of certain Otis transaction costs and Mexican payables as approved by the TSX totaling C$2,098. An amount of $196 (C$261) was recorded in other expenses to reflect the difference between the market value of the shares issued and the carrying amount of the payables settled.